CONTINGENT LIABILITIES AND COMMITMENTS - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 38,874	£ 35,671
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantees given to third parties	716	493
Loan commitments
Disclosure of contingent liabilities [line items]
Formal standby facilities, credit lines and other commitments	£ 38,158	£ 35,178